UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09631

Cohen & Steers Institutional Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCK 97.4%
BANK 0.7%
Bond Street Holdings LLC, Class A, 144A (a),(b),(c),(d)	289,434	$5,933,397
SJB Escrow Corp., Class A, 144A (a),(b),(c),(d)	213,700	4,274,000
		10,207,397
REAL ESTATE 96.7%
DIVERSIFIED 8.4%
Alexander’s	23,538	9,578,789
American Assets Trust	389,906	8,293,301
Duke Realty Corp.	660,932	9,259,657
Forest City Enterprises(c)	928,399	17,481,753
Vornado Realty Trust	931,041	81,466,087
		126,079,587
HEALTH CARE 11.5%
HCP	1,173,965	44,540,232
Health Care REIT	682,969	35,814,894
Nationwide Health Properties	461,518	19,628,361
Ventas	1,352,482	73,439,773
		173,423,260
HOTEL 7.7%
FelCor Lodging Trust(c)	764,328	4,685,331
Hersha Hospitality Trust	1,895,842	11,261,301
Host Hotels & Resorts	3,046,725	53,652,827
Hyatt Hotels Corp., Class A(c)	85,765	3,691,326
Orient-Express Hotels Ltd., Class A (Bermuda)(c)	852,026	10,539,562
Pebblebrook Hotel Trust	166,851	3,695,750
Starwood Hotels & Resorts Worldwide	142,367	8,274,370
Strategic Hotels & Resorts(c)	1,186,645	7,653,860
Sunstone Hotel Investors(c)	1,181,760	12,042,134
		115,496,461

	Number of Shares	Value
INDUSTRIAL 4.7%
DCT Industrial Trust	392,542	$2,178,608
EastGroup Properties	222,353	9,776,861
ProLogis	3,716,217	59,385,148
		71,340,617
OFFICE 12.3%
BioMed Realty Trust	871,676	16,579,278
Boston Properties	642,670	60,957,249
Brandywine Realty Trust	112,485	1,365,568
Brookfield Properties Corp. (Canada)	111,236	1,971,102
Corporate Office Properties Trust	208,739	7,543,827
Douglas Emmett	323,881	6,072,769
Highwoods Properties	205,375	7,190,179
Hudson Pacific Properties	373,330	5,487,951
Liberty Property Trust	830,376	27,319,370
Mack-Cali Realty Corp.	457,640	15,513,996
SL Green Realty Corp.	475,065	35,724,888
		185,726,177
OFFICE/INDUSTRIAL 0.8%
PS Business Parks	215,119	12,463,995

	Number of Shares	Value
RESIDENTIAL 22.0%
APARTMENT 20.8%
Apartment Investment & Management Co.	1,031,656	$26,276,278
AvalonBay Communities	538,455	64,657,676
BRE Properties	267,112	12,602,344
Campus Crest Communities	531,516	6,287,834
Colonial Properties Trust	652,144	12,553,772
Education Realty Trust	695,183	5,582,320
Equity Residential	1,791,877	101,079,782
Essex Property Trust	91,288	11,319,712
Home Properties	91,496	5,393,689
Post Properties	610,727	23,971,035
UDR	1,793,085	43,697,482
		313,421,924
MANUFACTURED HOME 1.2%
Equity Lifestyle Properties	319,425	18,414,851
TOTAL RESIDENTIAL		331,836,775
SELF STORAGE 5.8%
Extra Space Storage	645,957	13,377,770
Public Storage	667,318	74,012,239
		87,390,009
SHOPPING CENTER 22.9%
COMMUNITY CENTER 7.6%
Developers Diversified Realty Corp.	3,194,643	44,725,002
Kimco Realty Corp.	1,970,204	36,133,541
Regency Centers Corp.	534,094	23,222,407
Weingarten Realty Investors	424,152	10,629,249
		114,710,199

		Number of Shares	Value
REGIONAL MALL 15.3%
General Growth Properties		2,774,606	$42,950,901
Macerich Co.		623,912	30,902,361
Simon Property Group		1,323,217	141,795,934
Taubman Centers		272,500	14,600,550
			230,249,746
TOTAL SHOPPING CENTER			344,959,945
SPECIALTY 0.6%
DuPont Fabros Technology		389,786	9,452,311
TOTAL REAL ESTATE			1,458,169,137
TOTAL COMMON STOCK (Identified cost—$1,023,887,612)			1,468,376,534
SHORT-TERM INVESTMENTS 2.4%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.01%(e)		18,405,700	18,405,700
State Street Institutional Liquid Reserves Fund, 0.19%(e)		18,428,103	18,428,103
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$36,833,803)			36,833,803

TOTAL INVESTMENTS (Identified cost—$1,060,721,415)	99.8%		1,505,210,337

OTHER ASSETS IN EXCESS OF LIABILITIES	0.2%		3,239,206

NET ASSETS (Equivalent to $40.42 per share based on 37,322,315 shares of common stock outstanding)	100.0%		$1,508,449,543

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Illiquid security. Aggregate holdings equal 0.7% of net assets of the Fund.
(b)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.7% of net assets of the Fund, all of which is illiquid.
(c)	Non-income producing security.
(d)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 0.7% of the net assets of the Fund.

(e)	Rate quoted represents the seven day yield of the fund.

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the manager determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•      Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•      Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock — Financial — Bank	$10,207,397	$—	$—	$10,207,397
Common Stock — Real Estate	1,458,169,137	1,458,169,137	—	—
Money Market Funds	36,833,803	—	36,833,803	—
Total Investments	$1,505,210,337	$1,458,169,137	$36,833,803	$10,207,397

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2010	$10,352,114
Change in unrealized appreciation (depreciation)	(144,717)
Balance as of March 31, 2011	$10,207,397

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 securities have been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors.

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 2. Income Tax Information

As of March 31, 2011, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$445,875,651
Gross unrealized depreciation	(1,386,729)
Net unrealized appreciation	$444,488,922
Cost for federal income tax purposes	$1,060,721,415

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: May 27, 2011